Income Tax - Summary of Movements in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
At January 1	$ 1,152	$ 1,123
(charged) / credited to profit & loss	(328)	29
At December 31	824	1,152
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
At January 1	946	900
(charged) / credited to profit & loss	(593)	46
At December 31	353	946
Other
Disclosure Of Income Taxes [Line Items]
At January 1	206	223
(charged) / credited to profit & loss	265	(17)
At December 31	$ 471	$ 206